Accounts Receivable - Schedule of Movement of Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Movement of Allowance [Abstract]
Balance at beginning of the year	$ 88	$ 87,160
Current year reversal		(2,076)
Written-off as uncollectible		(85,000)
Changes due to foreign exchange		4
Balance at end of the year	$ 88	$ 88